Property, Plant and Equipment (Details) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 417,629,529		$ 410,988,530
Deposits on equipment and equipment in process of assembly		40,036,012		9,427,307
Property, plant and equipment, gross		457,665,541		420,415,837
Less: accumulated depreciation		192,938,099		178,296,174
Property, plant and equipment, net	[1]	264,727,442		242,119,663
Proceeds from disposal of property and equipment	[2]	369,258	$ 34,863
Loss (gain) on disposal of property and equipment	[2]	79,408	21,000
Land
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		5,040,482		5,040,482
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 3,640,976		3,640,976
Useful Life		15 years
Buildings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 55,102,313		54,833,021
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		15 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		39 years
Drilling rigs and related equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 139,101,541		138,526,519
Proceeds from disposal of property and equipment		347,844	$ 0
Loss (gain) on disposal of property and equipment		$ 242,723
Drilling rigs and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		3 years
Drilling rigs and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		15 years
Pressure pumping equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 101,580,322		96,500,592
Pressure pumping equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		3 years
Pressure pumping equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		5 years
Coil tubing equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 28,006,153		28,019,217
Coil tubing equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		4 years
Coil tubing equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		10 years
Rail improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 4,276,928		4,276,928
Rail improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		10 years
Rail improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		20 years
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 36,171,379		35,548,357
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		7 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		20 years
Vehicles, trucks and trailers
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 33,226,910		33,140,599
Vehicles, trucks and trailers | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		5 years
Vehicles, trucks and trailers | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		10 years
Other property and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment		$ 11,482,525		$ 11,461,839
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life		3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life		12 years

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.